CONVERTIBLE NOTES PAYABLE - JSJ Investments (Details)	May. 19, 2015 USD ($)
CONVERTIBLE NOTES PAYABLE - JSJ Investments
Company issued JSJ Investments convertible promissory note in the principal amount	$ 50,000
JSJ note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date	45.00%